Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments
Bank time deposits	$ 951,235	$ 591,269
Equity securities with readily determinable fair value	269,478	1,476
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Bank time deposits	951,235	591,269
Equity securities with readily determinable fair value	269,478	1,476
Total	1,220,713	592,745
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Bank time deposits		0
Equity securities with readily determinable fair value	269,478	1,476
Total	269,478	1,476
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	951,235	591,269
Equity securities with readily determinable fair value		0
Total	$ 951,235	591,269
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Bank time deposits		0
Equity securities with readily determinable fair value		$ 0